Business Acquisitions (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 01, 2014	Aug. 01, 2014	Jul. 01, 2014	Nov. 01, 2013
Sales	$ 788	$ 793	$ 503	$ 502	$ 465	$ 396	$ 435	$ 428		$ 2,586	$ 1,724	$ 1,625
Gross margin	$ 117	$ 93	$ 57	$ 73	$ 64	$ 39	$ 49	$ 43		340	195	$ 157
Business Acquisition, Pro Forma Revenue										3,282	3,028
Business Acquisitions Pro Forma Gross Margin										408	337
Business Acquisitions, Pro Forma, Income From Continuing Operations Before Income Taxes										$ (29)	639
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																$ (96)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables																75
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory																42
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																42
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable																106
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																$ 293
Electronics business of Johnson Controls [Member]
Business Acquisition, Effective Date of Acquisition										Jul. 01, 2014
Business Combination, Consideration Transferred										$ 297
Sales									$ 665
Gross margin									$ 103
Business Combination, Acquisition Related Costs										10
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents															$ (31)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net															266
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables															210
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory															100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment															137
Business combination, recognized identifiable assets acquired and liabilities assumed, contractually reimbursable engineering costs															77
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill															16
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets															24
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets															564
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable															176
Business combination, recognized identifiable assets acquired and liabilities assumed, other liabilities not separately disclosed															81
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities															257
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value															$ 41
Automotive thermal and emissions business of Cooper-Standard Automotive [Member]
Business Combination, Consideration Transferred										46
Business Combination, Acquisition Related Costs										1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment														$ 30
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill														8
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period											$ 66
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net														$ 8
Japan Climate Systems - Nanjing [Member]
Business Combination, Consideration Transferred										$ 7
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net													$ 2
Business Acquisition, Percentage of Voting Interests Acquired													51.00%